12. CONTINGENT LIABILITIES	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
12. CONTINGENT LIABILITIES

12. CONTINGENT LIABILITIES

Effective January 1, 2014 the Board of Directors authorized a new employment contract with Gunther Than, CEO of View Systems, Inc. That employment contract provides that in the event of a change in control of the Board of Directors or a buyout or a takeover or a substantial change of management structure Mr. Than will receive a minimum of three year’s salary plus 4.8 million shares of unrestricted stock or the equivalent in cash at Mr. Than’s direction. Mr. Than’s base salary is $240,000 per annum.